Annual Total Returns[BarChart] - Federated Hermes High Yield Strategy Portfolio - Federated Hermes High-Yield Strategy Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.09%	15.43%	7.83%	3.52%	(1.76%)	15.85%	7.50%	(2.19%)	15.10%	6.04%